Vessel revenue - Terms of time chartered vessels (Details) - Vessels - USD ($)	1 Months Ended
	Aug. 31, 2025	Apr. 30, 2025	Oct. 31, 2024	Apr. 30, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Jul. 31, 2025	May 31, 2025
STI Gratitude | LR2
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease, term of contract												3 years
Operating lease payments receivable, daily rate, average												$ 28,000
Operating lease payments receivable, daily rate of extension, term one														$ 31,000
Operating lease payments receivable, daily rate of extension, term two														$ 33,000
Operating Lease Payments Receivable, Daily Rate												$ 31,000
STI Memphis | MR
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease, term of contract											3 years
Operating lease payments receivable, daily rate of extension, term one	$ 21,500
Operating Lease Payments Receivable, Daily Rate											$ 21,000
Operating Lease, Extended Term Of Contract	75 days
Operating Lease, Extended Term Of Contract Two	120 days
STI Marshall | MR
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease, term of contract										3 years
Operating lease payments receivable, daily rate, average										$ 23,000
Operating Lease Payments Receivable, Daily Rate										$ 23,000
STI Magnetic | MR
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease, term of contract										3 years
Operating lease payments receivable, daily rate, average										$ 23,000
Operating lease, payments receivable, daily rate, term one	$ 21,500
Operating Lease Payments Receivable, Daily Rate										$ 23,000
Operating Lease, Extended Term Of Contract	75 days
Operating Lease, Extended Term Of Contract Two	120 days
STI Gladiator | LR2
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease, term of contract										3 years
Operating lease payments receivable, daily rate of extension, term one													$ 31,000
Operating lease payments receivable, daily rate of extension, term two										$ 33,000
Operating Lease Payments Receivable, Daily Rate										$ 28,000
STI Gladiator | MR
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease, term of contract										3 years
Operating lease payments receivable, daily rate, average										$ 28,000
STI Guide | LR2
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease, term of contract										3 years
Operating lease payments receivable, daily rate of extension, term one													$ 31,000
Operating lease payments receivable, daily rate of extension, term two										$ 33,000
Operating Lease Payments Receivable, Daily Rate										$ 28,000
STI Guide | MR
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease, term of contract										3 years
Operating lease payments receivable, daily rate, average										$ 28,000
STI Guard | LR2
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease, term of contract										5 years
Operating Lease Payments Receivable, Daily Rate										$ 28,000
STI Miracle | MR
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease, term of contract									3 years
Operating lease payments receivable, daily rate, average									$ 21,000
Operating lease, payments receivable, daily rate, term one	$ 21,500
Operating Lease Payments Receivable, Daily Rate									$ 21,000
Operating Lease, Extended Term Of Contract	75 days
Operating Lease, Extended Term Of Contract Two	120 days
STI Connaught | LR2
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease, term of contract									3 years
Operating lease payments receivable, daily rate, average									$ 30,000
Operating Lease Payments Receivable, Daily Rate									$ 30,000
STI Lombard | LR2
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease, term of contract								3 years
Operating lease payments receivable, daily rate, average								$ 32,750
Operating Lease Payments Receivable, Daily Rate								$ 32,750
STI Duchessa | MR
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease, term of contract							3 years
Operating lease payments receivable, daily rate, average							$ 25,000
Operating Lease Payments Receivable, Daily Rate							$ 25,000
STI Gauntlet | LR2
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease, term of contract						3 years
Operating Lease Payments Receivable, Daily Rate						$ 32,750
STI Lavender | LR2
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease, term of contract					3 years
Operating lease payments receivable, daily rate, average					$ 35,000
Operating Lease Payments Receivable, Daily Rate					$ 35,000
STI Grace | LR2
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease, term of contract					3 years
Operating lease payments receivable, daily rate, average					$ 37,500
Operating lease, payments receivable, daily rate, term one					47,000
Operating lease payments receivable, daily rate, term two					28,000
Operating lease payments receivable, daily rate, term three					$ 37,500
Operating lease, payments receivable, daily rate, term of payment, term one					6 months
Operating lease, payments receivable, daily rate, term of payment, term two					6 months
Operating lease, payments receivable, daily rate, term of payment, term three					2 years
Operating lease, payments receivable, daily rate, term of payment, term four					3 years
Operating lease payments receivable, daily rate of extension, period of calculation, daily rate average					3 years
Operating Lease Payments Receivable, Daily Rate					$ 37,500
STI Jermyn | LR2
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease, term of contract				3 years
Operating lease payments receivable, daily rate, average				$ 40,000
Operating lease payments receivable, daily rate of extension, term one				42,500
Operating Lease Payments Receivable, Daily Rate				$ 40,000
STI Jardins | MR
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease, term of contract			3 years
Operating Lease Payments Receivable, Daily Rate			$ 29,550
STI Battersea | Handymax
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease, term of contract		2 years
Operating Lease Payments Receivable, Daily Rate		$ 24,000